Exhibit 99.1

grant thornton llp 4695 MacArthur Court, Suite 1600 Newport Beach, CA 92660 D +1 949 553 1600 F +1 949 553 0168 www.GrantThornton.com
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
Board of Directors and Management of TruPS Financials Note Securitization 2020-2, BofA Securities and EJF CDO Manager LLC:
We have performed the procedures enumerated below, which were agreed to by TruPS Financials Note Securitization 2020-2 (the “Issuer”), BofA Securities (the “Placement Agent”) and EJF CDO Manager LLC (the “Collateral Manager” and together with the Issuer and the Placement Agent the “Specified Parties”), in their evaluation of certain information with respect to attributes of the notes (“TruPS Notes”) related to TruPS Financials Note Securitization 2020-2. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.
The procedures we performed and our findings are as follows.  For the purposes of our procedures, we assumed that (i) differences of less than or equal to $1.00, 0.01 (numbers and years) or 0.01%, as applicable, were in agreement and (ii), for “Maturity” we assumed that differences of less than or equal to 30 days, were in agreement.
On November 4, 2020, the Collateral Manager provided us with a computer readable data file (the “Initial Closing Date Collateral Data File”) containing certain characteristics of the underlying securities (the “Securities”) expected to be populated on Annex A of the Offering Memorandum. The Collateral Manager provided us with periodic updates received up to and including November 9, 2020 (together with the “Initial Closing Date Collateral Date File”, the “Closing Date Collateral Data File”). We performed the procedures indicated below on the Securities.
Unless otherwise indicated, the following are defined for the purposes of our procedures:

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the phrase “compared” means we compared and agreed the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

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the phrase “recomputed” means, if applicable, we recalculated the number through mathematical calculation using the applicable information in the Closing Date Collateral Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted.  If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

•	the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents include information obtainable from S&P Capital IQ, A.M. Best Rating Services website and certain credit information provided by the Collateral Manager “PBC” (collateral data file, broker

GT.COM	Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

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position reports, security agreements, S&P SNL (Global Market Intelligence) and DTC screenshots).
Closing Date Collateral Data File Review Procedures:

The Collateral Manager provided us with the Closing Date Collateral Data File for purposes of the Closing Date Collateral Data File Review Procedures. The Securities are listed on Appendix A. For each of the Securities, we performed comparisons from the Closing Date Collateral Data File, for certain security characteristics, to information from the Source Documents.

The procedures we performed on the Securities are listed below.
Number	Characteristic	Source Document (listed in order of application)
1	Operating Company	S&P Capital IQ, S&P Global Market Intelligence
2	Holding Company	S&P Capital IQ, S&P Global Market Intelligence
3	Type of Company	S&P Capital IQ, S&P Global Market Intelligence
4	Type of Collateral Obligation	Security agreements
5	Principal Balance ($)	Broker position reports
6	Reference Rate	Security agreements
7	Spread	Security agreements
8	Maturity	Security agreements
9	A.M. Best's Financial Strength Rating of the Operating Company	A.M. Best website

We compared Characteristics 1 through 9 (as set forth in the Closing Date Collateral Data File) to the corresponding information set forth in the provided Source Documents.  With respect to Characteristic 5, we summed the principal balance amount(s) for each of the Securities as set forth in the related Source Document and compared such total amount to be greater than or equal to the Principal Balance ($) as set forth in the Closing Date Collateral File.  With respect to Characteristic 9, this was only applicable to securities that were listed as "Insurance" under Characteristic 3. We noted no unresolved discrepancies, between the Closing Date Collateral Data File and the Source Documents.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or a review, the objective of which would be the expression of opinion or conclusion, respectively, on certain information with respect to the attributes of the TruPS Notes related to TruPS Financials Note Securitization 2020-2.  Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

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•     Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements

•     Addressing the value of collateral securing any such assets being securitized

•     Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations

•     Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization

•     Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions

•     Forming any conclusion

•     Any other terms or requirements of the transaction that do not appear in this report.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than the Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

Newport Beach, California
November 9, 2020

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Appendix A - List of Securities

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Appendix A

Operating Company	Holding Company	Type of Company	Type of Collateral Obligation	Principal Balance	CUSIP	Maturity	Fixed Coupon	Spread	Reference Rate	Flip Date	Fixed/Float	A.M. Best’s Financial Strength Rating of the Operating Company
Nano Banc	Nano Financial Holdings, Inc.	Bank	Senior Note	$ 4,500,000.00	63010MAA5	7/1/2024	7.000%	n/a	N/A	n/a	Fixed
Alpine Bank	Alpine Banks of Colorado	Bank	Sub Debt	$ 7,500,000.00	020810AA5	6/15/2030	5.875%	5.690%	3 Month SOFR	6/15/2025	Fixed to Float
BankPlus	BancPlus Corporation	Bank	Sub Debt	$ 5,000,000.00	05973LAB1	6/15/2030	6.000%	5.860%	3 Month SOFR	6/15/2025	Fixed to Float
Beal Bank USA	Beal Financial Corporation	Bank	TRUPS	$ 3,200,000.00	PP3V0EQ82	9/26/2032		3.400%	3 Month Libor	n/a	Float
Beal Bank USA	Beal Financial Corporation	Bank	TRUPS	$ 960,000.00	PPQE00SW0	4/24/2033		3.250%	3 Month Libor	n/a	Float
Bremer Bank, National Association	Bremer Financial Corporation	Bank	TRUPS	$ 1,900,000.00	PPQG03BB3	6/1/2036		1.600%	3 Month Libor	n/a	Float
Byline Bank	Byline Bancorp, Inc.	Bank	Sub Debt	$ 4,000,000.00	124411AA7	7/1/2030	6.000%	5.880%	3 Month SOFR	7/1/2025	Fixed to Float
ConnectOne Bank	ConnectOne Bancorp, Inc.	Bank	Sub Debt	$ 7,500,000.00	20786WAE7	6/15/2030	5.750%	5.605%	3 Month SOFR	6/15/2025	Fixed to Float
Spirit of Texas Bank, SSB	Spirit of Texas Bancshares, Inc.	Bank	Sub Debt	$ 5,000,000.00	84861DAA1	7/31/2030	6.000%	5.920%	3 Month SOFR	7/31/2025	Fixed to Float
Equity Bank	Equity Bancshares, Inc.	Bank	Sub Debt	$ 7,500,000.00	PPE20M9K8	6/30/2030	7.000%	6.880%	3 Month SOFR	6/30/2025	Fixed to Float
Sunflower Bank, N.A.	FirstSun Capital Bancorp	Bank	Sub Debt	$ 5,000,000.00	33767UAA5	7/1/2030	6.000%	5.890%	3 Month SOFR	7/1/2025	Fixed to Float
Flagstar Bank, FSB	Flagstar Bancorp, Inc.	Bank	TRUPS	$ 5,500,000.00	PP3X3AAC1	4/7/2033		3.250%	3 Month Libor	n/a	Float
Catskill Hudson Bank	Catskill Hudson Bancorp, Inc.	Bank	Sub Debt	$ 5,200,000.00	PP4K0WJC4	10/28/2026	7.250%	n/a	N/A	n/a	Fixed
Independent Bank	Independent Bank Corporation	Bank	Sub Debt	$ 5,000,000.00	453838AE4	5/31/2030	5.950%	5.825%	3 Month SOFR	5/31/2025	Fixed to Float
MidWestOne Bank	MidWestOne Financial Group, Inc.	Bank	Sub Debt	$ 5,000,000.00	598511AA1	7/30/2030	5.750%	5.680%	3 Month SOFR	7/30/2025	Fixed to Float
Fortis Private Bank	Fortis Financial Inc.	Bank	Sub Debt	$ 3,000,000.00	PP9W4LZ76	12/20/2028	6.500%	3.460%	3 Month Libor	12/20/2023	Fixed to Float
Titan Bank, N.A.	BMC Bancshares, Inc.	Bank	Sub Debt	$ 3,000,000.00	PP9W9MGD7	3/31/2030	6.000%	4.390%	3 Month Libor	3/31/2025	Fixed to Float
AccessBank Texas	Access Bancorp, Inc.	Bank	Sub Debt	$ 500,000.00	PPE0AGGM2	12/31/2029	5.500%	3.900%	3 Month Libor	12/31/2024	Fixed to Float
Woodlands Bank	Woodlands Financial Services Company	Bank	Sub Debt	$ 2,000,000.00	PPE0B2OD3	3/31/2030	5.750%	4.300%	3 Month Libor	3/31/2025	Fixed to Float
Emigrant Bank	New York Private Bank & Trust Corporation	Bank	TRUPS	$ 6,475,000.00	291230AA8	12/10/2033		2.000%	12 Month Libor	n/a	Float
First Oklahoma Bank	First Oklahoma Holdings, Inc.	Bank	Sub Debt	$ 2,500,000.00	PPEPANQ66	7/31/2029	6.500%	n/a	N/A	n/a	Fixed
Oriental Bank	OFG Bancorp	Bank	TRUPS	$ 7,500,000.00	PP9J3ZLP0	9/17/2033		2.950%	3 Month Libor	n/a	Float
TriState Capital Bank	TriState Capital Holdings, Inc.	Bank	Sub Debt	$ 2,850,000.00	89678FAA8	5/15/2030	5.750%	5.360%	3 Month Libor	5/15/2025	Fixed to Float
Fortis Private Bank	Fortis Financial Inc.	Bank	Sub Debt	$ 4,500,000.00	3495MPAC3	2/15/2030	5.700%	4.560%	3 Month SOFR	2/15/2025	Fixed to Float
Volunteer State Bank	Volunteer State Bancshares, Inc.	Bank	Sub Debt	$ 4,500,000.00	928779AA5	11/15/2029	5.750%	4.365%	3 Month SOFR	11/15/2024	Fixed to Float
First Carolina Bank	First Carolina Financial Services, Inc.	Bank	Sub Debt	$ 1,350,000.00	31943FAA9	12/6/2029	5.500%	3.940%	3 Month Libor	12/6/2024	Fixed to Float
First State Bank	First Gothenburg Bancshares, Inc.	Bank	Sub Debt	$ 2,750,000.00	31990HAA7	10/2/2029	6.125%	4.620%	3 Month Libor	10/2/2024	Fixed to Float
1st Colonial Community Bank	1st Colonial Bancorp, Inc.	Bank	Sub Debt	$ 5,000,000.00	319716AA4	9/1/2030	7.000%	6.890%	3 Month SOFR	9/1/2025	Fixed to Float
Argo Re, Ltd	Argo Group International Holdings, Ltd.	Insurance	TRUPS	$ 4,300,000.00	PP3B0LD68	5/15/2033		4.100%	3 Month Libor	n/a	Float	A-
Argo Re, Ltd	Argo Group International Holdings, Ltd.	Insurance	TRUPS	$ 3,200,000.00	PP8M0FLM8	1/8/2034		4.100%	3 Month Libor	n/a	Float	A-
Atlantic American/Delta Group	American Southern Insurance Company	Insurance	TRUPS	$ 4,700,000.00	PP6K1U274	5/15/2033		4.100%	3 Month Libor	n/a	Float	A
Burlington Insurance Group, Inc.	IFG Companies	Insurance	TRUPS	$ 7,500,000.00	PPFI0BNU8	10/29/2033		3.950%	3 Month Libor	n/a	Float	A
GuideOne Mutual Insurance Company	GuideOne Mutual Group	Insurance	Surplus Note	$ 7,500,000.00	PP3B0LDB7	5/15/2033		4.100%	3 Month Libor	n/a	Float	A-
Houston International Insurance Group, Ltd.	The Westaim Corporation	Insurance	Sub Debt	$ 7,000,000.00	PPA057W69	5/24/2039	7.250%	n/a	n/a	n/a	Fixed	A-
Lancer Insurance Company	Lancer Financial Group, Inc.	Insurance	TRUPS	$ 400,000.00	PP6K1U1Y6	10/29/2033		3.950%	3 Month Libor	n/a	Float	A-
Lancer Insurance Company	Lancer Financial Group, Inc.	Insurance	TRUPS	$ 3,500,000.00	PP3B0LDE1	5/15/2033		4.100%	3 Month Libor	n/a	Float	A-
AmeriTrust	Fosun International Holdings, Ltd.	Insurance	Unsecured Senior Note	$ 3,500,000.00	PP4K0SXQ	4/29/2034		4.000%	3 Month Libor	n/a	Float	A-
AmeriTrust	Fosun International Holdings, Ltd.	Insurance	TRUPS	$ 3,500,000.00	PP1T1ME1	12/4/2032		4.000%	3 Month Libor	n/a	Float	A-
National Lloyds Insurance Company	Realign Capital Strategies, LLC	Insurance	Surplus Note	$ 2,500,000.00	PP3B0LDL5	5/15/2033		4.100%	3 Month Libor	n/a	Float	A
National Lloyds Insurance Company	Realign Capital Strategies, LLC	Insurance	Surplus Note	$ 1,000,000.00	PP390J1I5	9/30/2033		4.050%	3 Month Libor	n/a	Float	A
AmTrust Financial Services, Inc.	Evergreen Parent, L.P.	Insurance	TRUPS	$ 3,960,000.00	PP6K1U233	10/29/2033		3.850%	3 Month Libor	n/a	Float	A-
AmTrust Financial Services, Inc.	Evergreen Parent, L.P.	Insurance	TRUPS	$ 1,000,000.00	PP390J1K0	9/30/2033		4.000%	3 Month Libor	n/a	Float	A-
Fidelis Insurance Bermuda Limited	Fidelis Insurance Holdings Limited	Insurance	Sub Debt	$ 5,000,000.00	31575FAB2	4/1/2041	6.63%	6.323%	Five-Year Treasury	4/1/2026	Fixed	A